Investment property (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Investment property
Opening amount	£ 13,966,000	£ 13,447,000
Additions		641,000
Depreciation charge	(130,000)	(122,000)	£ (112,000)
Closing amount	13,836,000	13,966,000	13,447,000
Investment property, rental revenue	1,371,000	1,260,000	1,336,000
Direct operating expenses arising on investment property, generated rental income	182,000	679,000	652,000
Net book value of pledged investment property	6,630,000	6,660,000
Contractual obligations to purchase, construct or develop investment property	0	0
Cost / gross value
Investment property
Opening amount	19,769,000	19,128,000
Closing amount	19,769,000	19,769,000	19,128,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(5,803,000)	(5,681,000)
Closing amount	(5,933,000)	(5,803,000)	£ (5,681,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	14,868,000
Closing amount	£ 16,450,000	£ 14,868,000